Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1	$ 1
Common Stock, authorized (in shares)	15,000,000	15,000,000
Common Stock, issued (in shares)	7,554,893	7,554,893
Treasury stock, shares (in shares)	566,268	515,570